SHAREHOLDERS' EQUITY - Summary of the Company's stock option activity and related information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Number of options, outstanding at beginning of year	361,343
Number of options, Granted	20,000
Number of options, Exercised	(115,543)
Number of options, Forfeited	(500)
Number of options, outstanding at end of year	265,300	361,343
Number of options, exercisable at end of year	234,925
Weighted average exercise price, outstanding at beginning of year	$ 10.74
Weighted average exercise price, Granted	10.90
Weighted average exercise price, Exercised	6.95
Weighted average exercise price, Forfeited	11.61
Weighted average exercise price, Options outstanding at end of year	12.40	$ 10.74
Weighted average exercise price, Option exercisable at end of year	$ 11.99
Weighted average remaining contractual term, Options outstanding (in years)	2 years 5 months 23 days	2 years 6 months 14 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	2 years 18 days
Aggregate intrinsic value, outstanding	$ 2,786
Aggregate intrinsic value, outstanding	450	$ 2,786
Aggregate intrinsic value, Options exercisable at end of year	$ 427